Investment Strategy	Aug. 10, 2026
m+ Income Momentum Autocall ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER (the “Autocall Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Autocall Index is designed to reflect the performance of a diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the portfolio of Autocallables, the “Index Portfolio”).

Autocallable notes are structured instruments whose payments and repayment of principal are contingent on the performance of a specified underlying reference index. An autocallable note typically has a stated term and includes features that may result in periodic coupon payments, early redemption prior to maturity, or repayment of principal at maturity, depending on market conditions. The terms of autocallable notes, including observation dates, coupon barriers, autocall levels, and downside protection features, are fixed at issuance and may vary across notes. For additional information, please see “How Autocallable Notes Work” below.

The Fund will not attempt to replicate or track the Autocall Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Autocall Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Autocall Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Autocall Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Fund intends to make periodic distributions to shareholders in amounts that are determined in part by reference to the Autocall Index. The Autocall Index is designed to reflect the collective performance of a portfolio of up to 52 Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocall Index Portfolio Characteristics”.

The Autocall Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the Autocall Index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the Autocall Index rules rather than by Fund level activity.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the S&P U.S. Equity Momentum 40% VT 4% Decrement Index (the “Underlying Reference Index”), which provides exposure to U.S. equities using a momentum-based approach, while targeting a 40% volatility level and applying a fixed 4% annual deduction (the 4% decrement) (see “Underlying Reference Index” below). The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to an Autocall Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Autocall Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates, the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

Accordingly, the potential upside performance of an Autocallable is realized only through the payment of Coupons on applicable observation dates and, upon maturity or early redemption. Because these payments are contingent on the level of the Underlying Reference Index relative to the Autocallable Barrier and Coupon Barrier on the relevant observation dates, they may or may not be paid in any given period. The Fund does not provide participation in the positive performance of the Underlying Reference Index.

Each Autocallable is subject to up to a 6-month non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocall Index, and, in turn, investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocall Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”)

and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Autocall Index Portfolio Characteristics

Each Autocallable in the Autocall Index (the “Index Portfolio”) may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)	fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below); or

(b)	as part of the Autocallables’ return, the Autocall Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as further set forth in the table below):

●	5 year tenor (Maturity)

●	6 month initial Non-Callable Period from the date of issuance

●	U.S. Dollar denomination

●	60% Maturity Barrier (observed at maturity)

●	60% Coupon Barrier (observed monthly)

●	Contingent Coupon Payment — On a monthly observation date, the level of the Underlying Reference Index is compared to the Coupon Barrier. The Contingent Coupon Payment is made if the Underlying Reference Index is at or above the Coupon Barrier.

●	Coupon Memory (Contingent Coupon Feature) — If a Contingent Coupon Payment is not made on a monthly observation date because the level of the Underlying Reference Index is below the Coupon Barrier, that unpaid Contingent Coupon Payment may be made on a subsequent monthly payment date, provided that the level of the Underlying Reference Index is at or above the Coupon Barrier on that later observation date. Once a previously unpaid Contingent Coupon Payment is paid, it will not be paid again on any future payment date.

●	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

●	Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

●	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period. The Coupon Memory feature may apply to missed Contingent Coupon Payments.

●	Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio will be rebalanced periodically, employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this diversified portfolio of Autocallables, the Fund utilizes:

●	Swap Agreements with Swap Counterparties

●	The Autocall Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (for information regarding the Index Portfolio, see “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a predetermined amount to be paid (the “Coupon”).	60% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	60% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	5 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is determined at issuance. See also Coupon Memory below.
Coupon Memory	If a Coupon is not paid on a Contingent Coupon Payment Observation Date because the level of the Underlying Reference Index is below the Coupon Barrier, the unpaid Coupon may be paid on a subsequent Coupon Payment Date, provided that the level of the Underlying Reference Index is at or above the Coupon Barrier on that later Observation Date. Once a previously unpaid Coupon is paid, it will not be paid again.	If applicable, will apply on an Observation Date for Contingent Coupon Payment
Number of Notes	Autocallables are added on a pre-determined schedule to maintain diversification across entry points.	Up to 52 autocallables in the index, issued as frequently as weekly

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if, on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocall Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 60% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

●	if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Principal Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

●	on the other hand, if such Underlying Reference Index falls by 75% (i.e., to 25% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then, at maturity, the amount of principal to be repaid will have fallen by 75%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocall Index and, in turn, the Fund.

Index Portfolio Management and Rebalancing

The Autocall Index is managed through a systematic process, and the Fund gains exposure to the Autocall Index through the use of Swap Agreements. The Index Portfolio will be rebalanced periodically, employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. Additionally, the Autocall Index systematically downsizes dated Autocallables in order to restrike part of the notional from underperforming Autocallables into new Autocallables with pricing terms calculated in line with prevailing market conditions. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a portfolio of up to 52 Autocallables. Furthermore, by gaining exposure, via the Autocall Index, to the total return of up to 52 Autocallables with staggered entry points, the Fund creates a diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially, lower overall portfolio volatility.

While the Autocall Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

Autocall Index Methodology

The Autocall Index is designed to reflect the performance of a portfolio of Autocallables. The Autocallables in the portfolio follow predetermined terms including a 5 year maturity period from issue date, a six month non-callable period from the issue date, and potential coupon payments on a monthly schedule. Each Autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 60% principal and coupon barrier percentages. The Autocall Index provider’s pricing model determines the present value of these Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

The Autocall Index rebalances at preset intervals adding new Autocallables at an Issue Price of 100. The Autocall Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars.

The Autocall Index is composed of a portfolio of autocallable securities with the following characteristics:

SPECIFICATION	AUTOCALL INDEX
Underlying Reference Index	S&P U.S. Equity Momentum 40% VT 4% Decrement Index (SPUMP40)
Issue Price	100
Issue Date	Date an Autocallable is added to Index Portfolio
Maturity Date	5 years from the Issue Date
Non-Call Period	6 months from the Issue Date
Coupon Dates	Monthly from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	60%
Coupon Barrier Percentage	60%

The Underlying Reference Index

The S&P U.S. Equity Momentum 40% VT 4% Decrement Index is designed to provide exposure to U.S. equity markets through a futures-based, trend-following strategy. Specifically, the Index allocates among equity futures contracts that reference U.S. large-capitalization, technology-focused, and small-capitalization equity markets, seeking to emphasize areas of the market that have demonstrated stronger recent performance.

The Index applies a momentum-based allocation approach, which is used to determine how exposure is allocated among the underlying equity futures. Each day, the Index evaluates the recent performance of the underlying futures contracts using a risk-adjusted momentum signal and allocates exposure toward those contracts exhibiting stronger momentum, based on predefined, rules-based criteria.

In addition, the Index incorporates a volatility-targeting feature intended to maintain an overall volatility level of approximately 40%. To achieve this, the Index adjusts its level of exposure to the underlying equity futures on an end-of-day basis as market volatility changes. When market volatility is lower, the Index may increase its exposure, and when volatility rises, the Index may reduce its exposure, subject to specified limits. The Index may employ leveraged exposure of up to four times the value of the underlying futures contracts in order to seek its volatility target.

The Index also includes a fixed decrement of 4% per annum, which is deducted daily from the level of the Index, regardless of whether the equity markets rise or fall. This decrement is applied after any leverage adjustments and will reduce Index performance over time. As a result, the Index is expected to underperform an otherwise similar index that does not include a decrement feature.

Methodology

The Underlying Reference Index employs a sophisticated approach to stabilizing volatility and dividend risk via:

1.	Volatility Target: Maintains a predetermined volatility target of 40%, which helps create a more stable risk profile across varying market conditions.

2.	Dynamic Exposure Adjustment: Calculates exposure to U.S. equities based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 4x (400%). Exposure is implemented via E-mini S&P 500 Futures, E-mini Nasdaq 100 Futures, and E-mini Russell 2000 Futures contracts.

3.	Realized Volatility Measurement: Uses futures price data to compute a rolling realized volatility measure that is based on pre-determined historical windows.

4.	Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 4% per annum, which is applied daily to the Index value. This daily decrement equals the 4% annual rate divided by 360 days and is subtracted from the Index return regardless of the actual dividends paid by the constituent securities.

Index Construction and Calculation

The Underlying Reference Index is calculated daily according to the following methodology:

1.	The performance of a momentum-based strategy that allocates to the three constituents based on risk-adjusted momentum scores is calculated.

2.	The leverage is determined as the ratio of the volatility target (40%) to the exponentially weighted volatility of the momentum-based strategy, subject to the maximum exposure constraint of 4x.

3.	The Underlying Reference Index exposure is adjusted based on this leverage calculation, providing higher exposure when market volatility is low and lower exposure when market volatility is high.

The Underlying Reference Index is calculated in U.S. dollars.

Each synthetic Autocallable references a volatility targeted index that increases exposure to equity futures during relatively calm market conditions and reduces exposure during more volatile periods. This approach is intended to help stabilize the risk profile of the Autocallables and smooth income over time, although it may reduce participation in rapidly rising markets and will not prevent losses in all market conditions. By employing both volatility targeting and a fixed decrement, the Underlying Reference Index is designed particularly for use in structured product applications where a more predictable volatility profile and known dividend treatment are advantageous for pricing and risk management purposes.

Other Information on the Fund’s Investment Strategy

Total Return Swaps – A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the Underlying Reference Index is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the Underlying Reference Index, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. The use of total return swaps may add leverage to the Fund’s portfolio.

m+ Nasdaq-100 Accelerator Autocall ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the Barclays Nasdaq-100 Accelerator Autocallable Index (the “Autocall Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Autocall Index is designed to reflect the performance of a diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the portfolio of Autocallables, the “Index Portfolio”).

Autocallable notes are structured instruments whose payments and repayment of principal are contingent on the performance of a specified underlying reference index. An autocallable note typically has a stated term and includes features that may result in periodic coupon payments, early redemption prior to maturity, or repayment of principal at maturity, depending on market conditions. The terms of autocallable notes, including observation dates, coupon barriers, autocall levels, and downside protection features, are fixed at issuance and may vary across notes. For additional information, please see “How Autocallable Notes Work” below.

The Fund will not attempt to replicate or track the Autocall Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Autocall Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Autocall Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Fund intends to make periodic distributions to shareholders in amounts that are determined in part by reference to the Autocall Index. The Autocall Index is designed to reflect the collective performance of a portfolio of approximately 60 Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocall Index Portfolio Characteristics”.

The Autocall Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the Barclays US Tech Accelerator 6% Decrement USD ER Index (the “Underlying Reference Index”), which provides exposure of 100% to 400% to the Barclays US Tech Tracker ER Index (the “Futures Index”). When market volatility is relatively low, the Futures Index increases its exposure to equity futures, which can range from 100% up to 400% of its value. As market volatility rises, the Futures Index reduces its exposure.

These adjustments are made automatically as frequently as daily under predefined index rules that are designed to manage risk by responding to changes in volatility. The Futures Index seeks to keep its exposure increases and decreases within a framework that assumes a target volatility level of 40%, meaning that if volatility approaches or exceeds this level, the Futures Index will generally reduce exposure.

The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to an Autocall Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Autocall Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates, the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

Accordingly, the potential upside performance of an Autocallable is realized only through the payment of Coupons on applicable observation dates and, upon maturity or early redemption. Because these payments are contingent on the level of the Underlying Reference Index relative to the Autocallable Barrier and Coupon Barrier on the relevant observation dates, they may or may not be paid in any given period. The Fund does not provide participation in the positive performance of the Underlying Reference Index.

Each Autocallable is subject to a 3 month non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocall Index, and, in turn, investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocall Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Autocall Index Portfolio Characteristics

Each Autocallable in the Autocall Index (the “Index Portfolio”) may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)	fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below), but below the Autocallable Barrier; or

(b)	as part of the Autocallables’ return, the Autocall Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as further set forth in the table below):

●	4 year tenor (Maturity)

●	3 month initial Non-Callable Period from the date of issuance

●	U.S. Dollar denomination

●	70% Maturity Barrier (observed at maturity)

●	70% Coupon Barrier (observed monthly)

●	Contingent Coupon Payment — On a monthly observation date, the level of the Underlying Reference Index is compared to the Coupon Barrier. The Contingent Coupon Payment is made if the Underlying Reference Index is at or above the Coupon Barrier.

●	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

●	Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

●	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period.

●	Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the

Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio can be potentially rebalanced daily, employing a dynamic roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables, any Coupons that have been paid are reinvested, and any losses incurred have been redistributed in the Index Portfolio.

III. Implementation Mechanism: To efficiently gain exposure to this diversified portfolio of Autocallables, the Fund utilizes:

●	Swap Agreements with Swap Counterparties

●	The Autocall Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (See “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	70% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	70% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	4 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.
Number of Notes	Autocallables are added on a pre-determined schedule to maintain diversification across entry points.	Up to 60 autocallables in the index, issued as frequently as daily

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if, on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocall Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 60% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

●	if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

●	on the other hand, if such Underlying Reference Index falls by 75% (i.e., to 25% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then, at maturity, the amount of principal to be repaid will have fallen by 75%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocall Index and, in turn, the Fund.

Index Portfolio Management and Rebalancing

The Autocall Index is managed through a systematic process, and the Fund gains exposure to the Autocall Index through the use of Swap Agreements. The Index Portfolio can be potentially rebalanced daily, employing a daily roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables, any Coupons paid are reinvested and losses incurred are redistributed in the Index Portfolio. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a portfolio of approximately 60 Autocallables. Furthermore, by gaining exposure, via the Autocall Index, to the total return of approximately 60 Autocallables with staggered entry points, the Fund creates a diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially, lower overall portfolio volatility.

While the Autocall Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

Autocall Index Methodology

The Autocall Index is designed to reflect the performance of a portfolio of Autocallables. The Autocallables in the portfolio follow predetermined terms including a 4 year maturity period from issue date, a 3 month non-call period from the issue date, and coupon payments every month or around that time frame. Each Autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 70% principal and 70% coupon barrier percentages. The Autocall Index provider’s pricing model determines the present value of these Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

The Autocall Index adds new autocallable positions at an Issue Price of 100 on a periodic basis which can be as frequent as daily to maintain diversification across entry points up to a maximum allowable number of securities. Cash from maturing or redeemed securities is systematically reallocated to existing and new securities added to the portfolio according to predefined rules. The Autocall Index is calculated daily and denominated in U.S. Dollars.

The Autocall Index is composed of a portfolio of Autocallables with the following characteristics:

SPECIFICATION	AUTOCALL INDEX
Underlying Reference Index	Barclays US Tech Accelerator 6% Decrement USD ER Index (BXIIUT4E)
Issue Price	100
Issue Date	Date an Autocallable position is added to Index Portfolio
Maturity Date	4 years from the Issue Date
Non-Call Period	3 months from the Issue Date
Coupon Dates	Monthly (or around that time frame) from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	70%
Coupon Barrier Percentage	70%

The Underlying Reference Index

The Underlying Reference Index seeks to provide variable exposure ranging from 100% to 400% to the Barclays US Tech Tracker ER Index (the “Futures Index”), with higher exposure during periods of lower market volatility and reduced exposure when volatility is higher. The Index is designed to target an overall volatility level of 40%, subject to predefined limits.

The Underlying Reference Index is subject to a 6% per annum decrement, deducted daily, and is calculated as an excess return index (rather than a total return index). The Index is a rules-based proprietary index owned by Barclays Bank PLC.

The Futures Index itself is designed to track the excess return of a notional, continuously maintained rolling position in the front-month E-mini Nasdaq-100 futures contract, with contracts rolled forward as they approach expiration.

To achieve its volatility target, the Underlying Reference Index adjusts its exposure to the Futures Index each business day based on recent market volatility. Exposure is calculated as 40% divided by the realized volatility of the Futures Index, with the resulting exposure capped at 400% and floored at 100%.

Realized volatility is measured using exponentially weighted moving averages of daily returns, which place greater emphasis on more recent market movements while still reflecting longer-term trends (using short-term and long-term half-lives, such as approximately 5 and 21 business days).

Methodology

The Underlying Reference Index applies an exposure (the “Index Exposure”) of between 100% and 400% to the Futures Index, with the aim of increasing exposure (subject to the maximum exposure) when the realized volatility of the Futures Index is relatively lower and decreasing exposure (subject to the minimum exposure) when the realized volatility of the Futures Index is relatively higher. The Index Exposure is not adjusted according to a predetermined schedule. Each day, the Index determines a new target exposure to the Futures Index, but it will adjust its exposure only if the change from the current level is material. An exposure adjustment is made only when the target exposure differs from the current exposure by at least 40% on an absolute basis, meaning smaller day-to-day changes do not trigger a rebalance.

The target exposure is determined based on the ratio of the volatility threshold and the realized volatility of the Futures Index. The realized volatility of the Futures Index is further determined based on the short-term realized volatility of the Futures Index and the long-term realized volatility of the Futures Index. The short-term realized volatility and long-term realized volatility of the Futures Index on an Index Business Day are calculated based on the daily returns of the Futures Index, with half-lives of 5 and 21 days, respectively.

The Underlying Reference Index is calculated daily according to the above methodology to reflect:

●	the change in the level of the Futures Index scaled by the Index Exposure as of the prior day; and

●	the deduction of the 6% per annum decrement that has accrued since the prior day and is calculated using the number of calendar days since the prior day divided by 365.

The Underlying Reference Index is calculated in U.S. dollars.

Other Information on the Fund’s Investment Strategy

Total Return Swaps – A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the Underlying Reference Index is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the Underlying Reference Index, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. The use of total return swaps may add leverage to the Fund’s portfolio.

m+ DualYield Autocall ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR (the “Autocall Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Autocall Index is designed to reflect the performance of a diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the portfolio of Autocallables, the “Index Portfolio”).

Autocallable notes are structured instruments whose payments and repayment of principal are contingent on the performance of a specified underlying reference index. An autocallable note typically has a stated term and includes features that may result in periodic coupon payments, early redemption prior to maturity, or repayment of principal at maturity, depending on market conditions. The terms of autocallable notes, including observation dates, coupon barriers, autocall levels, and downside protection features, are fixed at issuance and may vary across notes. For additional information, please see “How Autocallable Notes Work” below.

The Fund will not attempt to replicate or track the Autocall Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Autocall Index. The Fund intends to make periodic distributions to shareholders in amounts that are determined in part by reference to the Autocall Index. The Autocall Index is designed to reflect the collective performance of a portfolio of 52 to 312 Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocall Index Portfolio Characteristics”.

The Autocall Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the S&P 500 Futures 40% Defined Volatility 6% Decrement Index II (USD) ER (the “Underlying Reference Index”), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to an Autocall Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Autocall Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act] In order to meet its margin requirements on the Swap Agreements, the Fund may allocate a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates, the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

In addition, upon the early redemption of an Autocallable or at its maturity, an additional redemption amount may be payable if the level of the Underlying Reference Index is at or above the Autocallable Barrier on the applicable observation date. Any such additional redemption amount, if paid, is determined based on a predefined participation in the positive performance of the Underlying Reference Index, as specified in the terms of the Autocallable.

Accordingly, the potential upside performance of an Autocallable is realized only through the payment of Coupons on applicable observation dates and, where applicable, any Additional Redemption Amount upon maturity or early redemption. Because these payments are contingent on the level of the Underlying Reference Index relative to the Autocallable Barrier and Coupon Barrier on the relevant observation dates, they may or may not be paid in any given period. The Fund only provides partial participation in the positive performance of the Underlying Reference Index through the Additional Redemption Amount which may not occur.

Each Autocallable is subject to a 52 week (1 year) non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocall Index, and, in turn, investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocall Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Autocall Index Portfolio Characteristics

Each Autocallable in the Autocall Index (the “Index Portfolio”) may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)	fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below); or

(b)	as part of the Autocallables’ return, the Autocall Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as further set forth in the table below):

●	312-week (6 year) tenor (Maturity)

●	52-week (1 year) initial Non-Callable Period from the date of issuance

●	U.S. Dollar denomination

●	60% Maturity Barrier (observed at maturity)

●	60% Coupon Barrier (observed monthly)

●	Contingent Coupon Payment — Predetermined date on which the level of the Underlying Reference Index is compared to the Coupon Barrier. Coupon levels determined by prevailing market conditions with reference to the Underlying Reference Index at the time a given Autocallable is added to the Index Portfolio.

●	Additional Redemption Amount — Upon the expiration of an Autocallable, an additional redemption amount may be paid if, on a Monthly Observation Date or the Final Valuation Date, the level of the Underlying Reference Index is at or above the Autocallable Barrier. The Additional Redemption Amount is equal to the greater of zero and 50% of the Underlying Reference Index performance, measured from the Issue Date of that Autocallable. (see Autocall Index Methodology)

●	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

●	Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

●	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period.

●	Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this diversified portfolio of Autocallables, the Fund utilizes:

●	Swap Agreements with Swap Counterparties

●	The Autocall Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (See “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the closing value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	60% of the closing value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	60% of the closing value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	6 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.
Additional Redemption Participation Rate	The percentage number that determines the participation rate on the performance of the Underlying Reference Index used to determine the Additional Redemption Amount to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Additional Redemption Amount”).	50%
Number of Notes	Autocallables are added on a pre-determined schedule to maintain diversification across entry points.	Approximately 52 to312 Autocallables in the Index Portfolio, issued as frequently as weekly

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if, on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocall Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 60% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

●	if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

●	on the other hand, if such Underlying Reference Index falls by 75% (i.e., to 25% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then, at maturity, the amount of principal to be repaid will have fallen by 75%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocall Index and, in turn, the Fund.

Index Portfolio Management and Rebalancing

The Autocall Index is managed through a systematic process, and the Fund gains exposure to the Autocall Index through the use of Swap Agreements. The Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a portfolio of approximately 52 to 312 Autocallables. Furthermore, by gaining exposure, via the Autocall Index, to the total return of approximately 52 to 312 Autocallables with staggered entry points, the Fund creates a diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially, lower overall portfolio volatility.

While the Autocall Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

Autocall Index Methodology

The Autocall Index is designed to reflect the performance of a portfolio of Autocallables. The Autocallables in the portfolio follow predetermined terms including a 312-week (6 years) maturity period from issue date, a 52-week (1 year) non-call period from the issue date, and coupon payments every four (4) weeks. Each Autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 60% principal and coupon barrier percentages. The Autocall Index provider’s pricing model determines the present value of these Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

Additional Redemption Amount. Upon the expiration of an Autocallable, an additional redemption amount may be paid if, on a Monthly Observation Date or the Final Valuation Date, the level of the Underlying Reference Index is at or above the Autocallable Barrier. When this condition is met, the redemption amount includes, in addition to principal, an increment equal to 50% of the positive performance of the Underlying Reference Index, measured from the Issue Date of that Autocallable.

The 50% participation rate is fixed pursuant to the Autocall Index methodology and is applied mechanically based on index levels, without discretion. Any additional redemption amount that is realized is reflected in, and compounded through, the return of the Autocall Index in accordance with its cash balance and reinvestment mechanics.

Because the additional redemption amount provides only partial participation in positive performance of the Underlying Reference Index, the Fund may underperform the Underlying Reference Index during periods of strong market appreciation. The participation feature is not capped, but the participation rate is fixed at 50%.

The Autocall Index rebalances at preset intervals (weekly), adding one new Autocallable at each rebalance date at an Issue Price of 100. To maintain diversification, the Autocall Index applies concentration limits through an allocation cap that restricts the weight of any individual synthetic autocallable note to 5%. Cash from maturing or redeemed securities is systematically reallocated across the portfolio according to predefined rules. The Autocall Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars.

The Autocall Index is composed of a portfolio of Autocallables with the following characteristics:

SPECIFICATION	AUTOCALL INDEX
Underlying Reference Index	S&P 500 Futures 40% Defined Volatility 6% Decrement Index II (USD) ER (SPFVAT4E)
Issue Price	100
Issue Date	Date an Autocallable position is added to Index Portfolio
Maturity Date	312 weeks (6 years) from the Issue Date
Non-Call Period	52 weeks (1 year) from the Issue Date
Coupon Dates	Every four weeks from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	60%
Coupon Barrier Percentage	60%
Additional Redemption Amount	50% participation rate on the performance of the Underlying Reference Index

The Underlying Reference Index

The Underlying Reference Index is designed to provide volatility adjusted exposure to E-Mini S&P 500 futures contracts (the “Equity Component”) by targeting an implied volatility of 40%, subject to a 6% decrement per annum. Unlike traditional equity indices that maintain fixed allocations, this index dynamically adjusts exposure based on market volatility conditions. During calm or typical market environments, the Underlying Reference Index increases exposure to equity futures, while during volatile market periods, the Underlying Reference Index reduces exposure to equity futures. Unlike other volatility target indices that rebalance daily based on realized volatility, this Underlying Reference Index rebalances weekly (at the end of each week) based on 1 week implied volatility derived from S&P 500 Index (“SPX”) weekly options prices. This approach seeks to maintain a more consistent risk profile across varying market conditions while potentially reducing drawdowns during market stress and improving risk-adjusted returns over time.

The Underlying Reference Index is a rules-based, systematic index designed to provide dynamic exposure to U.S. large-capitalization equities while employing a volatility management methodology that seeks to maintain a target volatility level. The Underlying Reference Index dynamically adjusts exposure between the Equity Component and a cash position based on prevailing market volatility conditions.

Underlying Reference Index

Methodology

The Underlying Reference Index employs a sophisticated approach to stabilizing volatility and dividend risk via:

1.	Volatility Target: Maintains a predetermined volatility target of 40%, which helps create a more stable risk profile across varying market conditions.

2.	Dynamic Exposure Adjustment: Calculates exposure to the Equity Component based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 5x (500%) exposure to the Equity Component. Exposure is implemented via E-mini S&P 500 futures contracts.

3.	Forward-Looking Volatility Measurement: Utilizes options market data to determine a near-term, forward-looking volatility level as implied by the listed options market, specifically using SPX options.

4.	Weekly Rebalancing: The Underlying Reference Index rebalances weekly (on the last trading day of each week), with the leverage factor recalculated based on the prevailing volatility conditions.

5.	Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 6% per annum, which is applied daily to the Index value. This daily decrement equals the 6% annual rate divided by 360 days (approximately 0.0167% per day) and is subtracted from the Index return regardless of the actual dividends paid by the constituent securities.

Index Construction and Calculation

The Underlying Reference Index is calculated daily according to the following methodology:

1.	The Fair Value (market-implied level) of the at-the-money (“ATM”) implied volatility referenced by the Underlying Reference Index is calculated using current options market data for SPX (S&P 500 Index) options and represents the level of implied volatility reflected in prevailing market prices, which serves as a forward-looking measure of expected market volatility.

2.	The leverage is determined as the ratio of the volatility target (40%) to the Fair Value of the ATM Implied Volatility referenced by the Underlying Reference Index, subject to the maximum exposure constraint of 5x.

3.	The Underlying Reference Index exposure is adjusted based on this leverage calculation, providing higher exposure when market volatility is low and lower exposure when market volatility is high.

4.	The Underlying Reference Index rebalances weekly to maintain the targeted volatility profile, with adjustments made based on the most recent volatility readings.

The Underlying Reference Index is calculated in U.S. dollars.

Each synthetic Autocallable references a volatility-targeted index that increases exposure to equity futures during calmer market conditions and reduces exposure during more volatile periods. This approach is intended to help stabilize the risk profile and smooth income over time, although it may limit participation in rapidly rising markets and will not prevent losses. The Underlying Reference Index also applies a fixed decrement (a set reduction representing dividends), which, together with volatility targeting, is designed to produce more predictable behavior that can support pricing and risk management in structured product applications.

Other Information on the Fund’s Investment Strategy

Total Return Swaps – A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the Underlying Reference Index is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the Underlying Reference Index, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. The use of total return swaps may add leverage to the Fund’s portfolio.

m+ DynaBuffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the HSBC DynaBuffer US Large Cap Index (the “Buffer Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Buffer Index is designed to reflect the performance of a diversified portfolio of synthetic buffer notes that each provide buffered and capped exposure to the performance of SPY ETF by referencing a portfolio of options on SPY ETF (each a “Buffer Note” and the portfolio of Buffer Notes, the “Index Portfolio”).

Buffered notes are structured instruments designed to provide investors with limited protection against declines in a specified underlying reference index while offering a defined level of upside participation, subject to stated terms. The terms of buffered notes, including the buffer level, upside participation rate, maximum return, and term, are fixed at issuance and may vary among notes. For additional information, please see “How Buffer Notes Work” below.

The Fund will not attempt to replicate or track the Buffer Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Buffer Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Buffer Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Buffer Index is designed to reflect the collective performance of a portfolio of 156 3-year Buffer Notes on the SPY ETF arranged in a laddered structure with staggered entry points aiming to maximize upside participation with downside protection. Each of these 3-year Buffer Notes are dynamically rebalanced on a quarterly basis. This approach seeks to smooth timing risks and delivers more consistent outcomes.

The Buffer Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to the Buffer Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Buffer Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

The Fund’s exposure to the Buffer Notes is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Buffer Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Cash inflows to the Fund and outflows from the Fund affect the Fund’s notional exposure under the Swap Agreements but do not alter the construction, composition or operation of the Buffer Index, which is determined solely by the index methodology. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Buffer Notes via one or more derivative instruments. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Buffer Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Buffer Index Portfolio Characteristics

The Buffer Index is composed of approximately 156 Buffer Notes, each of which consists of a portfolio of put and call options referencing the SPY ETF. Each Buffer Note includes a call spread with a three-year term (the “Call Spread Leg”) and a short put spread with a three-month term (the “Put Spread Leg”).

The Buffer Notes are issued on a weekly, laddered basis, with one new Buffer Note added to the Index each week while one existing Buffer Note matures, resulting in a continuously maintained portfolio of approximately 156 concurrent Buffer Notes. As a result, at any point in time, the Index reflects Buffer Notes with staggered issuance dates, market entry levels, and remaining maturities, which is intended to reduce reliance on market conditions at any single point in time and is expected to produce a smoother pattern of upside participation and downside protection over time relative to holding a single Buffer Note.

The put spread component of each Buffer Note is dynamically reset on a scheduled quarterly basis, which is intended to refresh the downside buffer to more recent market levels and may help mitigate the impact of large market moves occurring early in a Buffer Note’s life while maintaining upside participation.

Once a Buffer Note is added to the Index, its key economic terms—such as its upside participation rate, buffer level, and maturity date—are otherwise fixed for the life of the Buffer Note, other than the scheduled quarterly put spread reset. The Index, and any corresponding swap exposure, continuously reflects both existing Buffer Notes held in the Index and the addition of new Buffer Notes each week, rather than resetting or replacing the portfolio in its entirety.

I. Individual Buffer Notes: Each Buffer Note in the Buffer Index reflects a weekly issued, 3-year synthetic buffered note on SPY ETF with a Call Spread Leg and a Put Spread Leg:

●	Call Spread Leg: 1.5x Levered Upside Participation to SPY ETF (3-year Tenor)

○	The Call Spread Leg is sized at 1.5x notional of the Buffer Note principal and provides 1.5x leveraged upside participation to SPY ETF up to a construction determined cap (the “upper strike”).

○	The Call Spread Leg consists of a long position in a 3-year call spread referencing SPY ETF, an equal amount of:

■	long call options with a strike price equal to the then-current at-the-money price

■	short call options with a strike price set at the highest achievable price pursuant to the budget (the “upper strike”)

○	The upper strike is determined via a budget-based construction process to achieve the highest possible upper strike cap (described under Methodology).

■	In the event that the SPY ETF has gains in excess of the cap, the Buffer Note will not participate in those gains beyond the cap.

●	Put Spread Leg: Downside Buffered Participation to SPY ETF (13-week tenor, reset quarterly for 3-years)

○	The Put Spread Leg is sized a 1x notional of the Buffer Note principal and provides 1x downside participation to the SPY ETF below a targeted 10% buffer from the then-current at-the-money price and generates premium income that contributes to the budget.

■	The first 10% of losses from declines in the SPY ETF are absorbed by the buffer.

■	If the SPY ETF declines by more than 10% from its initial level, investors will experience losses on a one-for-one basis beyond the buffer amount, subject to the terms of the put spread.

○	The Put Spread Leg consists of a short position in a put spread referencing SPY ETF with a 13-week maturity, an equal amount of:

■	short put options with a strike price 10% lower than then-current at-the-money price

■	long put options with a strike price 65% lower than then-current at-the-money price.

○	This mechanism provides a quarterly “reset” feature.

■	Every 13 weeks, the Put Spread Leg is unwound, and replaced with a new 13-week put spread set with a strike designed to target 10% downside protection from current market levels.

Hypothetical Sensitivity of Call Spread leg:

3-year Reference Return	Potential Call Spread Performance
30.00%	Up to 1.5x upside exposure subject to restriking and cap
10.00%	Up to 1.5x upside exposure subject to restriking
-10.00%	No participation
-30.00%	No participation

Hypothetical Sensitivity of Put Spread leg:

13-week Reference Return	Potential Put Spread Performance
15.00%	No participation
5.00%	No participation
-5.00%	Buffer of -10%
-15.00%	1x loss beyond buffer

II. Key Components of Each Buffer Note: Each Buffer Note includes three structural components:

●	Buffer Loss Feature (Downside Protection)

○	Each Note provides approximately 10% downside buffer, delivered through the short put spread. Losses begin only if SPY ETF declines beyond the buffered threshold.

●	Enhanced Upside Participation with Cap

○	The Note targets 1.5x participation in the positive performance of SPY ETF, achieved through the long call spread.

■	Participation is enhanced up to a construction determined cap (the “upper strike”), set at issuance via option pricing budget constraints.

■	The level of the cap depends on market conditions at issuance—higher market volatility or interest rates may result in a lower upper strike, while more favorable conditions may allow for a higher upper strike.

●	Laddered Outcomes

○	The combination of weekly issuance and quarterly put spread resets across 156 overlapping Buffer Notes is intended to:

■	Reduce path dependence by spreading market entry points and buffer resets across many different dates, rather than concentrating exposure at a single point in time or market level.

■	Smooth outcomes over time by holding Buffer Notes with staggered issuance dates, buffers, and remaining maturities, which may help offset the impact of short-term market volatility in any individual Buffer Note

■	Reduce sensitivity to reinvestment dates by continuously adding new Buffer Notes and dynamically resetting downside buffers, limiting the effect that unfavorable market conditions on any single issuance or reset date may have on overall Index performance.

III. Implementation Mechanism: The Fund gains exposure to the Buffer Index through one or more total return swap agreements with qualified financial institutions (“Swap Counterparties”).

●	Under these agreements, the Fund receives (or pays) the total return of the Buffer Index.

This approach is intended to allow the Fund to efficiently replicate the diversified performance of the 156 position Buffer Note portfolio without directly purchasing listed or OTC derivatives.

Buffer Index Methodology

The Buffer Index is a rules based index designed to systematically construct a diversified portfolio of Buffer Notes. Its methodology includes:

●	Weekly Buffer Note Construction

○	Every week, a new Buffer Note is created with three year maturity. At issuance:

■	The Note is allocated an initial notional value of $1.00.

■	A Zero Coupon Price (e.g., $0.80) is computed based on current risk free rates to determine how much capital must be held aside to ensure $1.00 principal payoff at maturity.

■	A Total Put Premium estimate (e.g., $0.15) is calculated based on modelled expectations of put spread premiums collected during quarterly reset events.

○	Together these determine:

■	Amount Available to Spend = (1 − Zero Coupon Price) + Total Put Premium

■	$1.00 − $0.80 + $0.15 = $0.35 Available to Spend

●	Upside Call Spread Construction

○	To determine the call spread:

■	A 3-year at-the-money (“ATM”) call option price is obtained.

■	Out of the money (“OTM”) call strikes are priced across a range.

■	The upper strike chosen to preserve budget neutrality (no additional spend):

●	1.5 × (Price of 3-year Call Spread) = Amount Available to Spend

●	Example target: Find upper strike such that 1.5 × (Call ATM – Call Upper) = $0.35

●	This ensures the leveraged call spread fits the Note’s construction budget.

●	Downside Put Spread Construction & Quarterly “buffer reset”

○	The Buffer Note includes a short 13-month put spread whose width targets approximately a 10% buffer.

■	Every 13 weeks, the existing put spread is unwound.

■	A new 13-week put spread is entered:

●	short put options with a strike price 10% lower than then-current ATM price

●	long put options with a strike price 65% lower than then-current ATM price

■	This creates a systematic quarterly reset mechanism that adapts to current market levels.

●	Treatment of Call Spread at Quarterly Reset

○	Unlike the put spread, the call spread is not reset quarterly.

■	If SPY ETF > initial strike at a reset date:

●	The lower call strike is rolled up to at-the-money.

●	The upper strike is recalculated to maintain prior notional and cost consistency.

■	If SPY ETF < initial strike, the existing call spread is retained.

○	This mechanism preserves the upside leverage while adjusting to market gains.

●	Laddered Portfolio & Rebalancing

This systematic ladder is created by adding a new Buffer Note to the Index each week and allowing existing Buffer Notes to mature on a rolling weekly basis. As a result, the Fund’s exposure is spread across multiple issuance dates rather than being tied to a single entry point, which helps reduce the impact of adverse market timing and smooth investment outcomes over time.

○	The Index maintains 156 Buffer Notes, one for each weekly position.

■	Each week:

●	One Note matures and exits the Index.

●	One new Note is issued and added.

■	Each quarter:

●	Roughly 13 put spreads reset across the 156 Buffer Notes.

○	This systematic ladder:

■	Smooths return distributions by spreading exposure across multiple overlapping Buffer Notes with different start dates and maturities, rather than concentrating exposure in a single issuance.

■	Reduces timing and reinvestment risk by ensuring that an investor’s experience is not dependent on market conditions prevailing at any one specific start date.

■	Provides more stable exposure to enhanced upside and buffered downside protection by continuously rotating exposure through new and maturing Buffer Notes across varying market environments.

●	Index Calculation

○	The Index level reflects:

■	The aggregated mark to market valuations of all 156 Buffer Notes,

■	Adjusted for reinvestment of matured positions,

■	Incorporating option pricing inputs including SPY ETF levels, volatility surfaces, forward curves, and rates.

○	The Index is calculated daily and expressed in USD.

SPY ETF

All information contained in this prospectus regarding the SPDR® S&P 500® ETF Trust (the “SPY”), including, without limitation, its make-up, method of calculation and changes in its components, has been derived from publicly available information. Such information reflects the policies of, and is subject to change by, State Street Global Advisors Trust Company, as trustee of the SPY, and PDR Services, LLC (wholly owned by NYSE Euronext), as sponsor of the SPY. Information provided to or filed with the Securities and Exchange Commission (the “Commission”) by the SPY pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 can be located by reference to Commission file numbers 033-46080 and 811-06125, respectively, through the Commission’s website at www.sec.gov. Information provided to or filed with the Commission can also be inspected and copied at the public reference facility maintained by the Commission. None of this publicly available information is incorporated by reference into this prospectus. Neither the Fund nor the Adviser nor the Sub-Adviser has undertaken any independent review or due diligence of such information.

The SPY’s objective is to provide investment results that, before expenses, generally correspond to the price and yield performance of the Description of the S&P 500® Index (the “Underlying Index”). The Underlying Index includes a representative sample of 500 companies in leading industries of the U.S. economy. The returns of the SPY may be affected by certain management fees and other expenses, which are detailed in its prospectus.

S&P 500® Index

The S&P 500 Index includes five hundred selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. Current information regarding the market value of the S&P 500 Index is available from market information services. The S&P 500 Index is determined, comprised and calculated without regard to the Fund.

Other Information on the Fund’s Investment Strategy

Total Return Swaps – A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the Buffer Index is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the Buffer Index, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. The use of total return swaps may add leverage to the Fund’s portfolio.